Employee benefits - Reclassification from cash-settled to equity-settled (Details) - USD ($) $ in Millions		1 Months Ended	8 Months Ended	12 Months Ended
	May 01, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Financial liabilities at beginning of period				$ 57,186
Financial liabilities at end of period			$ 54,136	54,136	$ 57,186
Balance at beginning of year				34,821	38,993	$ 44,832
Balance at end of year			35,306	35,306	34,821	38,993
Net income				22,445	$ 4,881	$ (1,683)
Matching Program
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Financial liabilities at beginning of period	$ 33		33
Liability, Remeasurement		$ 5
Liability, Reclassification		(38)
Financial liabilities at end of period		33
Stockholders' equity, Reclassification		38
Stockholders' equity, Expense			19
Balance at end of year	38		57	57
Net income, Remeasurement		(5)
Net income, Expense			(19)
Net income	(5)		(24)
Performance Share Unit Program - PSU
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Financial liabilities at beginning of period	3		3
Liability, Remeasurement		(1)
Liability, Reclassification		(2)
Financial liabilities at end of period		3
Stockholders' equity, Reclassification		2
Stockholders' equity, Expense			4
Balance at end of year	2		6	$ 6
Net income, Remeasurement		$ 1
Net income, Expense			(4)
Net income	$ 1		$ (3)